Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2013	2012
Equipment	$1,081,056	$1,044,969
Furniture and fixtures	106,054	105,376
Leasehold improvements	157,236	157,236
Computer equipment and software	134,285	114,786
Loaned systems	920,406	1,063,777
	2,399,037	2,486,144
Less accumulated depreciation and amortization	(1,495,877)	(1,199,029)
Total property and equipment, net	$903,160	$1,287,115